CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Operating revenues
Time charter revenues	$ 123,580	$ 36,736	$ 0
Total operating revenues	123,580	36,736	0
Operating expenses
Vessel operating expenses	(23,845)	(8,597)	0
Voyage expenses and commissions	(1,607)	(549)	0
General and administrative expenses	(5,031)	(3,846)	(1,971)
Depreciation and amortization	(26,474)	(9,118)	0
Total operating expenses	(56,957)	(22,110)	(1,971)
Operating profit (loss)	66,623	14,626	(1,971)
(Loss) from equity method investment	(11)	0	0
Financial income (expenses), net
Interest income	1,071	830	38
Interest expense, net of amounts capitalized	(46,636)	(13,601)	0
Other financial income (expenses), net	8	(341)	(20)
Total financial (expenses) income, net	(45,557)	(13,112)	18
Net income (loss) before income tax	21,055	1,514	(1,953)
Income tax (expense)/credit	(11)	0	0
Net income (loss) attributable to shareholders of Himalaya Shipping Ltd	21,044	1,514	(1,953)
Total comprehensive income (loss) attributable to shareholders of Himalaya Shipping Ltd.	$ 21,044	$ 1,514	$ (1,953)
Basic earnings (loss) per share (in USD per share)	$ 0.48	$ 0.04	$ (0.06)
Diluted earnings (loss) per share (in USD per share)	$ 0.48	$ 0.04	$ (0.06)